Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Details
Shared Expenses remibursed	$ 1,517	$ 897	$ 1,044	$ 665	$ 484